Alliance Municipal Trust
This is filed pursuant to Rule 497(e).
File Nos. 2-79807 and 811-03586.

--------------------------------------------------------------------------------
                                     YIELDS
--------------------------------------------------------------------------------
  For current recorded yield information on the Funds, call toll-free
(800) 221-9513.

  The Funds are open-end management investment companies with investment objectives of safety, liquidity and maximum current income (in the case of Alliance Municipal Trust-General, exempt from Federal income taxes and, in the case of the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios, exempt from Federal and state income taxes of the respective states) to the extent consistent with the first two objectives. Alliance Capital Re-serves, Alliance Money Reserves, Alliance Government Reserves, Alliance Treasury Reserves and the General Portfolio of Alliance Municipal Trust are diversified. The New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios of Alliance Municipal Trust are non-diversified, and are offered only to residents of New York, California, Connecticut, New Jersey, Virginia and Florida, respectively. This prospectus sets forth the information about each Fund that a prospective investor should know before investing. Please retain it for future reference.

  AN INVESTMENT IN A FUND IS (I) NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT; (ii) NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND (III) NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

  A "Statement of Additional Information" for each Fund dated November 1, 1995, which provides a further discussion of certain areas in this prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A free copy may be obtained by contacting your broker.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

 CONTENTS
 --------
  Expense Information.......................................................   2
  Financial Highlights......................................................   3
  Investment Objectives and Policies........................................   9
  Purchase and Redemption of Shares.........................................  14
  Additional Information....................................................  14

--------------------------------------------------------------------------------
                  [LOGO OF JACK WHITE & COMPANY APPEARS HERE]

                     California's First Discount Broker.

                        Serving Investors Since 1973.



                                  Present...

                         .  Alliance Capital Reserves

                         .  Alliance Money Reserves

                         .  Alliance Government Reserves

                         .  Alliance Treasury Reserves

                         .  Alliance Muncipal Trust-
                                General Portfolio

                                California Portfolio

                                Connecticut Portfolio

                                New Jersey Portfolio

                                New York Portfolio

                                Virginia Portfolio

                                Florida Portfolio


                                  PROSPECTUS
                               November 1, 1995




                             Jack White & Company
                     9191 Towne Centre Drive, Second Floor
                          San Diego, California 92122
                       1-800-233-3411 or (619) 587-2000


                                  Member SIPC


NOV JWC 1995

--------------------------------------------------------------------------------
                              EXPENSE INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

  The Funds have no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING
 EXPENSES (as a percentage
 of average net assets,
 after expense              ACR   AMR   AGR   ATR   AMT-GEN AMT-NY AMT-CA AMT-CT AMT-NJ AMT-VA AMT-FL
 reimbursement)             ---   ---   ----  ----  ------- ------ ------ ------ ------ ------ ------
   Management Fees........   .48%  .48%  .48%  .50%   .50%    .50%   .50%   .50%   .50%   .50%   .50%
   12b-1 Fees.............   .25   .25   .23   .20    .25     .25    .25    .25    .25    .25    .25
   Other Expenses.........   .27   .27   .29   .30    .25     .25    .25    .25    .25    .25    .25
                            ----  ----  ----  ----   ----    ----   ----   ----   ----   ----   ----
   Total Fund Operating
    Expenses..............  1.00% 1.00% 1.00% 1.00%  1.00%   1.00%  1.00%  1.00%  1.00%  1.00%  1.00%

EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
   ACR..........................................  $10     $32     $55     $122
   AMR..........................................  $10     $32     $55     $122
   AGR..........................................  $10     $32     $55     $122
   ATR..........................................  $10     $32     $55     $122
   AMT--General.................................  $10     $32     $55     $122
   AMT--New York................................  $10     $32     $55     $122
   AMT--California..............................  $10     $32     $55     $122
   AMT--Connecticut.............................  $10     $32     $55     $122
   AMT--New Jersey..............................  $10     $32     $55     $122
   AMT--Virginia................................  $10     $32     $55     $122
   AMT--Florida.................................  $10     $32     $55     $122

  The purpose of the foregoing table is to assist the investor in understand-ing the various costs and expenses that an investor in the Fund will bear di-rectly and indirectly. The expenses listed in the table for AGR, ATR and AMT-- CT, AMT--NJ, AMT--VA and AMT--FL are net of the contractual reimbursement by the Adviser described in this prospectus. The expenses of such Portfolios (ex-cept for AMT--FL which did not commence operations until after June 30, 1995), before expense reimbursements, would be: AGR: Management Fee--.48%, 12b-1 Fees--.25%, Other Expenses--.29% and Total Operating Expenses--1.02%; ATR:
Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.30% and Total Oper-ating Expenses--1.05%; AMT--CT: Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.39% and Total Fund Operating Expenses--1.14%; AMT--NJ: Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.40% and Total Operating Ex-penses--1.15%; and AMT--VA: Management Fees--.50%, 12b-1 Fees--.25%, Other Ex-penses--.35% and Total Operating Expenses--1.10%. For AMT--FL, "Other Ex-penses" are based on estimated amounts for the current fiscal year. THE EXAM-PLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; AC-TUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS . FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                 (AUDITED EXCEPT WITH RESPECT TO AMT--FLORIDA)
--------------------------------------------------------------------------------

  The following tables, except with respect to AMT--Florida, have been audited by McGladrey & Pullen LLP, each of the Fund's independent auditors, whose unqualified report thereon appears in each Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto included in each Fund's Statement of Additional Information. Further information about a Fund's performance is contained in each Fund's annual report, which is available without charge upon request.

                                                      YEAR ENDED JUNE 30,
 ALLIANCE CAPITAL RESERVES  ---------------------------------------------------------------------------------
                             1995    1994    1993    1992    1991    1990    1989    1988     1987     1986
                            ------  ------  ------  ------  ------  ------  ------  -------  -------  -------
 Net asset value,
  beginning of period.....   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00    $1.00    $1.00    $1.00
                            ------  ------  ------  ------  ------  ------  ------  -------  -------  -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income....   .0447   .0255   .0266   .0438   .0662   .0782   .0788   0.0625   0.0549   0.0685
 Net realized gain on
  investments.............     -0-     -0-   .0003   .0013     -0-     -0-     -0-      -0-      -0-      -0-
                            ------  ------  ------  ------  ------  ------  ------  -------  -------  -------
 Net increase in net
  assets from operations..   .0447   .0255   .0269   .0451   .0662   .0782   .0788   0.0625   0.0549   0.0685
                            ------  ------  ------  ------  ------  ------  ------  -------  -------  -------
 LESS: DISTRIBUTIONS
 Dividends from net
  investment income.......  (.0447) (.0255) (.0266) (.0438) (.0662) (.0782) (.0788) (0.0625) (0.0549) (0.0685)
 Distributions from net
  realized gains..........     -0-     -0-  (.0003) (.0013)    -0-     -0-     -0-      -0-      -0-      -0-
                            ------  ------  ------  ------  ------  ------  ------  -------  -------  -------
 Total dividends and
  distributions...........  (.0447) (.0255) (.0269) (.0451) (.0662) (.0782) (.0788) (0.0625) (0.0549) (0.0685)
                            ------  ------  ------  ------  ------  ------  ------  -------  -------  -------
 Net asset value, end of
  period..................   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00    $1.00    $1.00    $1.00
                            ======  ======  ======  ======  ======  ======  ======  =======  =======  =======
 TOTAL RETURNS
 Total investment return
  based on:
  Net asset value(a)......    4.57%   2.58%   2.73%   4.61%   6.84%   8.14%   8.20%    6.45%    5.64%    7.09%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year
  (in millions)...........  $3,024  $2,417  $2,112  $1,947  $1,937  $1,891  $1,536   $1,392   $1,458   $1,198
 Ratio to average net
  assets of:
  Expenses, net of waivers
   and reimbursements.....    1.00%   1.00%   1.00%   1.00%    .97%    .88%    .95%     .95%     .99%    1.01%
  Expenses, before waivers
   and reimbursements.....    1.03%   1.03%   1.00%   1.00%    .97%    .98%   1.05%    1.05%    1.09%    1.11%
  Net investment
   income(b)..............    4.51%   2.57%   2.65%   4.37%   6.62%   7.82%   7.87%    6.26%    5.50%    6.85%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Net of waivers and reimbursements.

                                                                         FEBRUARY 16,
                                    YEAR ENDED JUNE 30,                     1989(A)
ALLIANCE MONEY RESERVES   ---------------------------------------------     THROUGH
                           1995    1994    1993    1992    1991   1990   JUNE 30, 1989
                          ------  ------  ------  ------  ------  -----  -------------
Net asset value, begin-
 ning of period.........  $ 1.00   $1.00   $1.00   $1.00   $1.00  $1.00      $1.00
                          ------  ------  ------  ------  ------  -----      -----
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..    .045    .025    .027    .044    .066   .079       .033
                          ------  ------  ------  ------  ------  -----      -----
LESS: DISTRIBUTIONS
 Dividends from net in-
  vestment income.......   (.045)  (.025)  (.027)  (.044)  (.066) (.079)     (.033)
                          ------  ------  ------  ------  ------  -----      -----
 Net asset value, end of
  period................  $ 1.00   $1.00   $1.00   $1.00   $1.00  $1.00      $1.00
                          ======  ======  ======  ======  ======  =====      =====
TOTAL RETURN
Total investment return
 based on:
 Net asset value(b).....    4.50%   2.57%   2.71%   4.47%   6.87%  8.26%      9.18%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of pe-
 riod (in millions).....  $2,510  $1,795  $1,626  $1,412  $1,262   $993       $563
Ratio to average net as-
 sets of:
 Expenses, net of waiv-
  ers and reimburse-
  ments.................    1.00%   1.00%   1.00%   1.00%    .97%   .89%       .99%(c)
 Expenses, before waiv-
  ers and reimburse-
  ments.................    1.04%   1.09%   1.04%   1.04%   1.03%   .99%      1.09%(c)
 Net investment
  income(d).............    4.53%   2.55%   2.67%   4.33%   6.56%  7.92%      9.16%(c)

-------------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of waivers and reimbursements.

ALLIANCE GOVERNMENT                                     YEAR ENDED JUNE 30,
RESERVES                  ----------------------------------------------------------------------------------------
                           1995     1994     1993     1992     1991     1990     1989     1988     1987     1986
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, begin-
 ning of period.........  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...    .0439    .0244    .0256    .0421    .0640    .0765    .0774   0.0612   0.0541   0.0659
Net realized gain on in-
 vestments..............      -0-      -0-    .0001      -0-      -0-    .0001      -0-      -0-      -0-      -0-
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net increase in net
 assets from operations.    .0439    .0244    .0257    .0421    .0640    .0766    .0774   0.0612   0.0541   0.0659
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
LESS: DISTRIBUTIONS
Dividends from net in-
 vestment income........   (.0439)  (.0244)  (.0256)  (.0421)  (.0640)  (.0765)  (.0774) (0.0612) (0.0541) (0.0659)
Distributions from net
 realized gains.........      -0-      -0-   (.0001)     -0-      -0-   (.0001)     -0-      -0-      -0-      -0-
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total dividends and dis-
 tributions.............   (.0439)  (.0244)  (.0257)  (.0421)  (.0640)  (.0766)  (.0774) (0.0612) (0.0541) (0.0659)
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, end of
 period.................  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                          =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
TOTAL RETURNS
Total investment return
 based on:
 net asset value(a).....     4.48%    2.48%    2.60%    4.30%    6.61%    7.96%    8.04%    6.31%    5.56%    6.81%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (in millions)..........   $2,514   $2,061   $1,783   $1,572   $1,070     $584     $522     $315     $260     $254
Ratio to average net as-
 sets of:
Expenses, net of waivers
 and reimbursements.....     1.00%    1.00%    1.00%     .95%     .89%     .88%     .88%     .80%     .95%    1.00%
Expenses, before waivers
 and reimbursements.....     1.05%    1.04%    1.02%     .97%     .93%     .98%     .98%     .90%    1.05%    1.10%
Net investment
 income(b)..............     4.42%    2.46%    2.55%    4.17%    6.28%    7.65%    7.86%    6.13%    5.41%    6.58%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Net of waivers and reimbursement.

                                                           SEPTEMBER 1, 1993(A)
                                              YEAR ENDED         THROUGH
                                             JUNE 30, 1995    JUNE 30, 1994
ALLIANCE TREASURY RESERVES                   ------------- --------------------
Net asset value, beginning of period........   $   1.00          $  1.00
                                               --------          -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.......................      .0460            .0260
                                               --------          -------
LESS: DISTRIBUTIONS
Dividends from net investment income........     (.0460)          (.0260)
                                               --------          -------
Net asset value, end of period..............   $   1.00          $  1.00
                                               ========          =======
TOTAL RETURNS
Total investment return based on: net asset
 value (b)..................................       4.71%            3.18%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands)......   $493,702          $80,720
Ratio to average net assets of:
 Expenses, net of waivers and reimburse-
  ments.....................................        .69%             .28%(c)
 Expenses, before waivers and reimburse-
  ments.....................................       1.05%            1.28%(c)
 Net investment income (d)..................       4.86%            3.24%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of waivers and reimbursements.

                                                           GENERAL PORTFOLIO
ALLIANCE MUNICIPAL TRUST  ------------------------------------------------------------------------------------------------
                                     YEAR ENDED JUNE 30,                      SIX MONTHS      YEAR ENDED DECEMBER 31,
                          -------------------------------------------------      ENDED      ------------------------------
                           1995       1994    1993    1992    1991    1990   JUNE 30, 1989   1988    1987    1986    1985
                          ------     ------  ------  ------  ------  ------  -------------  ------  ------  ------  ------
Net asset value,
 beginning of period....  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00
                          ------     ------  ------  ------  ------  ------     ------      ------  ------  ------  ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..    .028       .018    .020    .034    .046    .055       .030        .047    .041    .044    .049
 Net realized and
  unrealized loss on
  investments...........   (.003)       -0-     -0-     -0-     -0-     -0-        -0-         -0-     -0-     -0-     -0-
                          ------     ------  ------  ------  ------  ------     ------      ------  ------  ------  ------
 Net increase in net
  asset value from
  operations............    .025       .018    .020    .034    .046    .055       .030        .047    .041    .044    .049
                          ------     ------  ------  ------  ------  ------     ------      ------  ------  ------  ------
ADD: CAPITAL
 CONTRIBUTIONS
 Capital Contributed by
  the Adviser...........    .003        -0-     -0-     -0-     -0-     -0-        -0-         -0-     -0-     -0-     -0-
                          ------     ------  ------  ------  ------  ------     ------      ------  ------  ------  ------
LESS: DISTRIBUTIONS
 Dividends from net
  investment income.....   (.028)     (.018)  (.020)  (.034)  (.046)  (.055)     (.030)      (.047)  (.041)  (.044)  (.049)
                          ------     ------  ------  ------  ------  ------     ------      ------  ------  ------  ------
 Net asset value, end of
  period................  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00
                          ======     ======  ======  ======  ======  ======     ======      ======  ======  ======  ======
TOTAL RETURNS
 Total investment return
  based on net asset
  value(a)..............    2.83%(c)   1.81%   2.05%   3.48%   4.71%   5.65%      6.13%(b)    4.81%   4.18%   4.50%   5.04%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (in millions)..  $1,189     $1,134  $1,016    $914    $883    $798       $695        $633    $690    $794    $374
 Ratio to average net
  assets of:
 Expense, net of waivers
  and reimbursements....     .94%       .92%    .92%    .92%    .89%    .83%       .84%(b)     .83%    .80%    .80%    .85%
 Expense, before waivers
  and reimbursements....     .95%       .94%    .94%    .95%    .95%    .93%       .94%(b)     .93%    .90%    .90%    .95%
 Net investment
  income(d).............    2.78%      1.80%   2.02%   3.40%   4.57%   5.50%      5.96%(b)    4.69%   4.08%   4.31%   4.87%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Annualized.
(c) The capital contribution by the Adviser has no effect on total return.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                              NEW YORK PORTFOLIO
                     -------------------------------------------------------------------------------------------------------------
                                                                                                YEAR ENDED
                                     YEAR ENDED JUNE 30,                        SIX MONTHS     DECEMBER 31,     OCTOBER 6, 1986(A)
                     --------------------------------------------------------      ENDED      ----------------          TO
                       1995      1994      1993      1992     1991     1990    JUNE 30, 1989   1988     1987    DECEMBER 31, 1986
                     --------  --------  --------  --------  -------  -------  -------------  -------  -------  ------------------
Net asset value,
 beginning of
 period..........    $   1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00      $ 1.00      $ 1.00   $ 1.00        $ 1.00
                     --------  --------  --------  --------  -------  -------     -------     -------  -------       -------
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
  income.........        .028      .018      .019      .034     .042     .051        .027        .041     .036          .008
                     --------  --------  --------  --------  -------  -------     -------     -------  -------       -------
LESS
 DISTRIBUTIONS
 Dividends from
  net investment
  income.........       (.028)    (.018)    (.019)    (.034)   (.042)   (.051)      (.027)      (.041)   (.036)        (.008)
                     --------  --------  --------  --------  -------  -------     -------     -------  -------       -------
 Net asset value,
  end of period..    $   1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00      $ 1.00      $ 1.00   $ 1.00        $ 1.00
                     ========  ========  ========  ========  =======  =======     =======     =======  =======       =======
TOTAL RETURNS
 Total investment
  return based on
  net asset
  value(b).......        2.84%     1.77%     1.94%     3.47%    4.32%    5.26%       5.61%(c)    4.14%    3.71%         3.46%(c)
RATIOS/SUPPLEMENTAL
 DATA
 Net assets, end
  of period
  (000's
  omitted).......    $177,254  $162,839  $100,529  $100,476  $71,748  $62,536     $41,910     $41,335  $58,684       $78,462
 Ratio to average
  net assets of:
 Expenses, net of
  waivers and
  reimbursements.         .85%      .84%      .80%      .80%     .80%     .80%        .85%(c)    1.00%     .87%          .55%(c)
 Expenses, before
  waivers and
  reimbursements.        1.03%     1.08%     1.06%     1.12%    1.15%    1.18%       1.35%(c)    1.33%     .97%         1.05%(c)
 Net investment
  income(d)......        2.81%     1.77%     1.91%     3.35%    4.20%    5.13%       5.45%(c)    4.03%    3.62%         3.48%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                            CALIFORNIA PORTFOLIO
                          ----------------------------------------------------------------------------------------------
                                           YEAR ENDED JUNE 30,                                          JUNE 2, 1988(A)
                          ----------------------------------------------------------  SIX MONTHS ENDED      THROUGH
                            1995      1994      1993      1992      1991      1990     JUNE 30, 1989   DECEMBER 31, 1988
                          --------  --------  --------  --------  --------  --------  ---------------- -----------------
Net asset value,
 beginning of period....  $   1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00        $ 1.00           $ 1.00
                          --------  --------  --------  --------  --------  --------      --------         --------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..      .027      .018      .020      .032      .043      .050          .029             .030
                          --------  --------  --------  --------  --------  --------      --------         --------
LESS: DISTRIBUTIONS
 Dividends from net
  investment income.....     (.027)    (.018)    (.020)    (.032)    (.043)    (.050)        (.029)           (.030)
                          --------  --------  --------  --------  --------  --------      --------         --------
 Net asset value, end of
  period................  $   1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00        $ 1.00           $ 1.00
                          ========  ========  ========  ========  ========  ========      ========         ========
TOTAL RETURNS
 Total investment return
  based on net asset
  value(b)..............      2.78%     1.83%     2.05%     3.26%     4.43%     5.17%         6.02%(c)         5.20%(c)
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (000's
  omitted)..............  $236,479  $219,673  $156,200  $121,317  $111,957  $104,097      $242,124         $103,390
 Ratio to average net
  assets of:
 Expenses, net of
  waivers and
  reimbursements........       .93%      .93%      .93%      .95%     1.00%      .99%          .92%(c)          .89%(c)
 Expenses, before
  waivers and
  reimbursements........      1.01%     1.02%     1.02%     1.05%     1.10%     1.09%         1.02%(c)         1.10%(c)
 Net investment
  income(d).............      2.75%     1.82%     2.01%     3.18%     4.32%     5.03%         5.90%(c)         5.21%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                            CONNECTICUT PORTFOLIO
                          ---------------------------------------------------------------
                                    YEAR ENDED JUNE 30,                JANUARY 5, 1990(A)
                          -------------------------------------------       THROUGH
                           1995     1994     1993     1992     1991      JUNE 30, 1990
                          -------  -------  -------  -------  -------  ------------------
Net asset value,
 beginning of period ...   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00        $ 1.00
                          -------  -------  -------  -------  -------       -------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..     .028     .017     .020     .033     .045          .026
                          -------  -------  -------  -------  -------       -------
LESS: DISTRIBUTIONS
 Dividends from net
  investment income.....    (.028)   (.017)   (.020)   (.033)   (.045)        (.026)
                          -------  -------  -------  -------  -------       -------
 Net asset value, end of
  period................    $1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00        $ 1.00
                          =======  =======  =======  =======  =======       =======
TOTAL RETURNS
 Total investment return
  based on net asset
  value(b)..............     2.78%    1.71%    2.00%    3.35%    4.57%         5.53%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (000's omitted).  $75,991  $57,314  $56,224  $54,751  $48,482       $27,945
Ratio to net assets of:
 Expenses, net of
  waivers and...........       80%     .77%     .70%     .58%     .44%          .19%(c)
 Expenses, before
  waivers and
  reimbursements........     1.21%    1.21%    1.16%    1.22%    1.16%         1.10%(c)
 Net investment
  income(d).............     2.77%    1.69%    1.97%    3.28%    4.39%         5.39%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                    NEW JERSEY PORTFOLIO
                                              ---------------------------------
                                                            FEBRUARY 7, 1994(A)
                                               YEAR ENDED         THROUGH
                                              JUNE 30, 1995    JUNE 30, 1994
                                              ------------- -------------------
Net asset value, beginning of period.........      $1.00          $  1.00
                                                 -------          -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................       .029             .008
                                                 -------          -------
LESS: DISTRIBUTIONS
 Dividends from net investment income........      (.029)           (.008)
                                                 -------          -------
 Net asset value, end of period..............      $1.00            $1.00
                                                 =======          =======
TOTAL RETURNS
 Total investment return based on net asset
  value(b)...................................       2.93%            2.08%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)....    $74,133          $36,909
Ratio to average net assets of:
 Expenses, net of waivers and reimbursements.        .74%             .70%(c)
 Expenses, before waivers and reimbursements.       1.29%            1.93%(c)
 Net investment income(d)....................       2.98%            2.07%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                          VIRGINIA PORTFOLIO  FLORIDA PORTFOLIO
                                          ------------------ -------------------
                                          OCTOBER 25 1994(A) JULY 28, 1995(A) TO
                                               THROUGH        OCTOBER 17, 1995
                                            JUNE 30, 1995        (UNAUDITED)
                                          ------------------ -------------------
Net asset value, beginning of period....         $1.00             $  1.00

                                               -------             -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...................          .023                .008

                                               -------             -------
LESS DISTRIBUTIONS
Dividends from net investment income....         (.023)              (.008)

                                               -------             -------
Net asset value, end of period..........         $1.00             $  1.00

                                               =======             =======
TAX RETURNS
Total investment return based on net as-
 set value(b)...........................          3.48%(c)            3.67%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omit-
 ted)...................................       $66,921             $18,065
Ratio to average net assets of:
 Expenses, net of waivers and reimburse-
  ments.................................           .44%(c)             .16%(c)
 Expenses, before waivers and reimburse-
  ments.................................          1.30%(c)            3.90%(c)
 Net investment income(d)...............          3.48%(c)            3.73%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and re-demption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

  From time to time each Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. For ACR dividends for the seven days ended June 30, 1995 amounted to an annualized yield of 5.12%, equivalent to an effective yield of 5.25%. For AMR dividends for the seven days ended June 30, 1995 amounted to an annualized yield of 5.12%, equivalent to an effective yield of 5.25%. For AGR dividends for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 4.97%, equivalent to an effective yield of 5.10%. Absent such reimbursement, the annualized yield for such period would have been 4.95%, equivalent to an effective yield of 5.08%. For ATR dividends for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 4.97%, equivalent to an effective yield of 5.10%. Absent such reimbursement, the annualized yield for such period would have been 4.72%, equivalent to an effective yield of 4.85%. Dividends for AMT--General for the seven days ended June 30, 1995 amounted to an annualized yield of 3.25%, equivalent to an effective yield of 3.30%. Dividends for AMT--New York for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.36%, equivalent to an effective yield of 3.42%. Absent expense reimbursement, the annualized yield for this period would have been 3.23%, equivalent to an effective yield of 3.29%. Dividends for AMT-- California for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.18%, equivalent to an effective yield of 3.23%. Absent expense reimbursement, the annualized yield for this period would have been 3.13%, equivalent to an effective yield of 3.18%. Dividends for AMT--Connecticut for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.19%, equivalent to an effective yield of 3.24%. Absent expense reimbursement, the annualized yield for this period would have been 2.85%, equivalent to an effective yield of 2.90%. Dividends for AMT--New Jersey for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.23%, equivalent to an effective yield of 3.28%. Absent expense reimbursement, the annualized yield for this period would have been 2.88%, equivalent to an effective yield of 2.93%. Dividends for AMT--Virginia for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.54%, equivalent to an effective yield of 3.60%. Absent expense reimbursement, the annualized yield for this period would have been 3.24%, equivalent to an effective yield of 3.30%. AMT--Florida did not commence operations until after June 30, 1995.

--------------------------------------------------------------------------------
                    INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

  The investment objective of Alliance Money Reserves is maximum current in-come to the extent consistent with safety of principal and liquidity. The in-vestment objectives of each of the other Funds are--in the following order of priority--safety of principal, excellent liquidity and, to the extent consis-tent with the first two objectives, maximum current income (exempt from income taxes to the extent described below in the case of each portfolio of Alliance Municipal Trust). As a matter of fundamental policy, each Fund, except for AMT-Florida, pursues its objectives by maintaining a portfolio of high-quality money market securities all of which at the time of investment have remaining maturities of one year (397 days with respect to ATR and AMT-New Jersey and AMT-Virginia) or less, which maturities may extend to 397 days. The Florida Portfolio pursues its objectives by investing in high quality municipal secu-rities having remaining maturities of 397 days or less (which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as amended). While the fundamental policies described above and the "other fundamental investment policies" described below may not be changed without shareholder approval, each Fund may, upon notice to shareholders, but without such approval, change nonfundamental investment policies or create ad-ditional classes of shares in order to establish portfolios which may have different investment objectives. There can be no assurance that any Fund's ob-jectives will be achieved.

  The Funds will comply with Rule 2a-7 of the 1940 Act as amended from time to time, including the diversity, quality and maturity limitations imposed by the Rule. The average maturity of each Fund's portfolio cannot exceed 90 days. A more detailed description of Rule 2a-7 is set forth in each Fund's Statement of Additional Information.

ALLIANCE CAPITAL RESERVES

  The money market securities in which Alliance Capital Reserves ("ACR") in-vests include: (1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances and interest bearing savings deposits issued or guaranteed by banks or savings and loan as-sociations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation and certificates of deposit and bankers' acceptances denominated in U.S. dollars and issued by U.S. branches of foreign banks having total assets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which the Fund may invest; (3) commercial paper of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, is-sued by companies having outstanding debt securities rated AAA or AA by Stan-dard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies; and (4) repurchase agreements that are collateralized in full each day by liquid securities of the types listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, ACR's Custodian, and would create a loss to the Fund if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. ACR may also invest in certificates of deposit issued by, and time deposits maintained at, foreign branches of domestic banks described in (2) above and prime quality dollar-denominated commercial paper issued by foreign companies meeting the criteria specified in (3) above.

  ACR may purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees of ACR. Re-stricted securities are securities subject to contractual or legal restric-tions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act of 1933 (the "Securities Act"). The Fund may purchase restricted securities eligible for resale under Rule 144A under the Securities Act and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act and, in each case, determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees of the Fund.

  ACR may invest in asset-backed securities that meet its existing diversifi-cation, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a benefi-cial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securi-ties depend predominately upon collection of the loans and receivables held by the issuer. It is ACR's current intention to limit its investment in such se-curities to not more than 5% of its net assets.

  Other Fundamental Investment Policies. To maintain portfolio diversification and reduce investment risk, ACR may not: (1) invest more than 25% of its as-sets in the securities of issuers conducting their principal business activi-ties in any one industry although there is no such limitation with respect to U.S. Government securities or certificates of deposit, bankers' acceptances and interest bearing savings deposits; (2) invest more than 5% of its assets in securities of any one issuer (except the U.S. Government) although with re-spect to one-quarter of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any is-suer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Government); (4) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in ag-gregate amounts not exceeding 15% of its assets and to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests; or (5) mortgage, pledge or hypothecate its assets except to secure such borrowings.

  As a matter of operating policy, fundamental policy number (2) would give ACR the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the fu-ture.

ALLIANCE MONEY RESERVES

  The money market securities in which Alliance Money Reserves ("AMR") invests include: (1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the "U.S. Govern-ment"); (2) certificates of deposit and bankers' acceptances issued or guaran-teed by, or time deposits maintained at, banks or savings and loan associa-tions (including foreign branches of U.S banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million; (3) commercial paper of high quality [i.e., rated A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's"), Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), Fitch-1 or Fitch-2 by Fitch Investors Service, Inc., or Duff 1 or Duff 2 by Duff & Phelps Inc. or, if not rated, issued by U.S. or foreign com-panies having outstanding debt securities rated AAA, AA or A by Standard & Poor's, or Aaa, Aa or A by Moody's] and participation interests in loans ex-tended by banks to such companies; and (4) repurchase agreements that are col-lateralized in full each day by liquid securities of the types listed above. Repurchase agreements may be entered into only with those banks (including State Street Bank and Trust Company, AMR's Custodian) or broker-dealers ("ven-dors") that are eligible under the procedures adopted by the Trustees for evaluating and monitoring the creditworthiness of such vendors. A repurchase agreement would create a loss to AMR if, in the event of a vendor default, the proceeds from the sale of the collateral were less than the repurchase price.

  To the extent AMR purchases money market instruments issued by foreign enti-ties, consideration will be given to the domestic marketability of such in-struments, and possible interruptions of, or restrictions on, the flow of in-ternational currency transactions.

  AMR may purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees of AMR. Re-stricted securities are securities subject to contractual or legal restric-tions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act of 1933 (the "Securities Act"). The Fund may purchase restricted securities eligible for resale under Rule 144A under the Securities Act and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act and, in each case, determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees of the Fund.

  AMR may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Fund's current intention to limit its investment in such securities to not more than 5% of its net assets.

  Other Fundamental Investment Policies. To maintain portfolio diversification and reduce investment risk, AMR may not: (1) invest more than 25% of its assets in the securities of issuers conducting their principal business activities in any one industry although there is no such limitation with respect to U.S. Government securities or certificates of deposit, bankers' acceptances and interest bearing savings deposits; (2) invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government) although with respect to one-quarter of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any issuer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Government); (4) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not exceeding 15% of its assets and to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests; or (5) mortgage, pledge or hypothecate its assets except to secure such borrowings.

  As a matter of operating policy, fundamental policy number (2) would give AMR the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

ALLIANCE GOVERNMENT RESERVES

  The securities in which Alliance Government Reserves ("AGR") invests are:
(1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the "U.S. Government"), in-cluding issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress; and (2) repurchase agreements that are collateralized in full each day by the types of securities listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securi-ties or State Street Bank and Trust Company, the Fund's Custodian, and would create a loss to the Fund if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. The Fund may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities, whose value may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Fund.

  Other Fundamental Investment Policies. To maintain portfolio diversification and reduce investment risk, AGR may not: (1) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggre-gate amounts not exceeding 10% of its assets and to be used exclusively to fa-cilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and it will not purchase any investment while any such borrowings exist; or (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to se-cure such borrowings.

ALLIANCE TREASURY RESERVES

  The securities in which Alliance Treasury Reserves ("ATR") invests are: (1) issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds; and (2) repurchase agreements that are collateralized in full each day by the types of securities listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New
York) in U.S. Government securities or State Street Bank and Trust Company, ATR's Custodian. For each repurchase agreement, ATR requires continual mainte-nance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, ATR might suffer a loss to the extent that the proceeds from the sale of the col-lateral were less than the repurchase price. ATR may commit up to 15% of its net assets to the purchase of when-issued U.S. Treasury securities. Delivery and payment for when-issued securities takes place after the transaction date. The payment amount and the interest rate that will be received on the securi-ties are fixed on the transaction date. The value of such securities may fluc-tuate prior to their settlement, thereby creating an unrealized gain or loss to ATR.

  Other Fundamental Investment Policies. To maintain portfolio diversification and reduce investment risk, ATR may not: (1) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggre-gate amounts not exceeding 10% of its assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and it will not purchase any investment while any such borrowings exist; or (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to se-cure such borrowings.

ALLIANCE MUNICIPAL TRUST

  The investment objectives of each Portfolio are safety of principal, liquid-ity and, to the extent consistent with these objectives, maximum current in-come that is exempt from income taxation to the extent described below. Except when a Portfolio assumes a temporary defensive position, as a matter of funda-mental policy, at least 80% of each Portfolio's total assets will be invested in municipal securities (as opposed to the taxable investments described be-low). Normally, substantially all of each Portfolio's income will be tax-ex-empt as described below (e.g., for 1994, 100% of the income of each Portfolio was exempt from Federal income taxes; the Florida Portfolio had not yet been established).

  The General Portfolio seeks maximum current income that is exempt from Fed-eral income taxes by investing principally in a diversified portfolio of high quality municipal securities. Such income may be subject to state or local in-come taxes.

  The New York Portfolio seeks maximum current income that is exempt from Fed-eral, New York state and New York City personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by New York state or its political subdivisions.

  The California Portfolio seeks maximum current income that is exempt from Federal and California state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of California or its po-litical subdivisions.

  The Connecticut Portfolio seeks maximum current income that is exempt from Federal and Connecticut state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of Connecticut or its political subdivisions.

  The New Jersey Portfolio seeks maximum current income that is exempt from Federal and New Jersey state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of New Jersey or its po-litical subdivisions. The New Jersey Portfolio will invest not less than 80% of its net assets in securities the interest on which is exempt from New Jer-sey personal income taxes [i.e. New Jersey municipal securities and obliga-tions of the U.S. Government, its agencies and instrumentalities ("U.S. Gov-ernment Securities")]. In addition, during periods when Alliance Capital Man-agement L.P. (the "Adviser") believes that New Jersey municipal securities that meet the New Jersey Portfolio's standards are not available, it may in-vest a portion of its assets in securities whose interest payments are only federally tax-exempt.

  The Virginia Portfolio seeks maximum current income that is exempt from Fed-eral and Virginia state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the Commonwealth of Virginia or its political subdivisions.

  The Florida Portfolio seeks maximum current income that is exempt from Fed-eral income tax and State of Florida intangible tax by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by Florida or its political subdivisions.

  Each Portfolio of the Fund may invest without limitation in tax-exempt mu-nicipal securities subject to the alternative minimum tax (the "AMT").

  Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividends paid by a regulated investment company which receives interest from such specified pri-vate activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) inter-est on all tax-exempt obligations will be included in "adjusted current earn-ings" of corporations for AMT purposes. Such bonds have provided, and may con-tinue to provide, somewhat higher yields than other comparable municipal secu-rities. See below, "Daily Dividends, Other Distributions, Taxes."

  There can be no assurance that the Portfolios will achieve their investment objectives. Potential investors in the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios should consider the greater risk of the concentration of such Port-folios versus the safety that comes with less concentrated investments and should compare yields available on portfolios of the relevant state's issues with those of more diversified portfolios, including other states' issues, be-fore making an investment decision. The Adviser believes that by maintaining each Portfolio's investments in liquid, short-term, high quality investments, each Portfolio is largely insulated from the credit risks that exist on long-term municipal securities of the relevant state. See the Statement of Addi-tional Information for a more detailed discussion of the financial condition of New York, California, Connecticut, New Jersey, Virginia and Florida.

  Municipal Securities. The municipal securities in which each Portfolio in-vests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various sea-sonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are se-cured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

  A Portfolio may invest in variable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, ac-cordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may include participation interests in industrial development bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 bil-lion. The letters of credit of any single bank in respect of all variable rate obligations will not cover more than 10% of a Portfolio's total assets.

  Each Portfolios' municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's Investors Service, Inc. (Aaa and Aa, MIG 1 and MIG 2, or VMIG 1 and VMIG 2) or Standard & Poor's Corpora-tion (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of compara-ble quality. Securities must also meet credit standards applied by the Advis-er.

  A Portfolio also may invest in stand-by commitments, which may involve cer-tain expenses and risks, but such commitments are not expected to comprise more than 5% of any Portfolio's net assets. A Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. The Fund's custo-dian will maintain, in a separate account of the respective Portfolio, liquid high-grade debt securities having value equal to, or greater than, such when-issued securities. The price of when-issued securities, which is generally ex-pressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities takes place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluc-tuate prior to their settlement, thereby creating an unrealized gain or loss to a Portfolio.

  Taxable Investments. The taxable investments in which each Portfolio may invest include obligations of the U.S. Government and its agencies, high quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

  Other Fundamental Investment Policies. To reduce investment risk, the Gen-eral Portfolio may not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state, and no Portfolio may invest more than 25% of its total assets in municipal securities the interest upon which is paid from revenues of similar-type projects; a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although (i) with respect to 25% of its total as-sets the General Portfolio may invest up to 10% per issuer, and (ii) the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios may invest 50% of their respective total assets in as few as four issuers (but no more than 25% of total assets in any one issuer); and a Portfolio may not pur-chase more than 10% of any class of the voting securities of any one issuer except those of the U.S. Government.

--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

OPENING ACCOUNTS

  An account in the Funds described in this prospectus will be opened in con-junction with your brokerage account. Balances will appear on your monthly statement. Your account will be coded to sweep cash balances automatically to your Fund account as directed by you when your account is opened. There is a $1,000 minimum initial investment for all funds. If no specific Fund is se-lected, your cash will be invested in ACR.

SUBSEQUENT INVESTMENTS

 A. BY CHECK THROUGH JACK WHITE & COMPANY

  Mail or deliver your check (initial minimum $1,000, subsequent minimum $500), payable to "Jack White & Company" for deposit into the Fund. Please in-dicate your Jack White & Company account number on the check.

 B. BY SWEEP

  Available credit balances in your brokerage account will automatically sweep to your Fund account. The automatic sweep transfer cash balances of $2,000 or more on a daily basis and all other credit balances sweep weekly into your Fund account. Sales proceeds from trades will be swept on the first business day after settlement date.

REDEMPTIONS

 A. BY CONTACTING JACK WHITE & COMPANY

  Instruct Jack White & Company to order a withdrawal from your Fund account to issue a check made payable to you.

 B. BY SWEEP

  The sweep automatically moves money from your Fund account to cover invest-ment purchases made in your cash account.

MINIMUM ACCOUNT BALANCES

  Account balances must be maintained at a minimum of $500. Balances less than $500 will be redeemed and remain as a free credit, which earns no interest, in the broker's account or paid out at your request.

--------------------------------------------------------------------------------
                            ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

  SHARE PRICE. Shares are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of each Fund's shares is determined each business day at 12:00 Noon and 4:00 p.m. (New York time). The net asset value per share of a Fund is calculated by taking the sum of the value of that Fund's investments (amor-tized cost value is used for this purpose) and any cash or other assets, sub-tracting liabilities, and dividing by the total number of shares of outstand-ing. All expenses, including the fees payable to the Adviser, are accrued dai-ly.

  TIMING OF INVESTMENTS AND REDEMPTIONS. The Funds have two transaction times each business day, 12:00 Noon and 4:00 p.m. (New York time). New investments represented by Federal funds or bank wire monies received by State Street Bank at any time during a day prior to 4:00 p.m. are entitled to the full dividend to be paid to shareholders for that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is re-ceived before or after 12:00 Noon.

  During periods of drastic economic or market developments, such as the mar-ket break of October 1987, it is possible that shareholders would have diffi-culty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on page 16 of this prospectus. The Funds reserve the right to suspend or terminate their telephone redemption service at any time without notice. Nei-ther the Funds nor the Adviser, or Alliance Fund Services, Inc. will be re-sponsible for the authenticity of telephone requests for redemptions that the Funds reasonably believe to be genuine. The Funds will employ reasonable pro-cedures in order to verify that telephone requests for redemptions are genuine, including among others, re-cording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Funds did not employ such procedures, they could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

  Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions.

  SMALL ACCOUNT CHARGE. The Funds impose service charges upon financial inter-mediaries to reflect the relatively higher costs of small accounts and small transactions; these intermediaries may in turn pass on such charges to af-fected accounts.

  DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of each Fund is determined each business day at 4:00 p.m. (New York time) and is paid immedi-ately thereafter pro rata to shareholders of that Fund of record via automatic investment in additional full and fractional shares of that Fund in each shareholder's account. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

  Net income consists of all accrued interest income on Fund assets less the Fund's expenses applicable to that dividend period. Realized gains and losses of a Fund are reflected in its net asset value and are not included in net in-come.

  Distributions to you out of tax-exempt interest income earned by AMT-Gener-al, AMT-NY, AMT-CA, AMT-CT, AMT-NJ, AMT-VA and AMT-FL are not subject to Fed-eral income tax (other than the AMT), but, in the case of the General Portfo-lio, may be subject to state or local income taxes. Any exempt-interest divi-dends derived from interest on municipal securities subject to the AMT will be a specific preference item for purposes of the Federal individual and corpo-rate AMT. Distributions to residents of New York out of income earned by the New York Portfolio from New York municipal securities are exempt from New York state and New York City personal income taxes. Distributions to residents of California out of income earned by the California Portfolio from California municipal securities are exempt from California personal income taxes. Distri-butions to individuals who are residents of Connecticut out of income earned by the Connecticut Portfolio from Connecticut municipal securities are exempt from Connecticut personal income taxes. Distributions to residents of New Jer-sey out of income earned by the New Jersey Portfolio from New Jersey municipal securities or U.S. Government Securities are exempt from New Jersey state per-sonal income taxes. Distributions from the New Jersey Portfolio are, however, subject to the New Jersey Corporation Business (Franchise) Tax and the New Jersey Corporation Income Tax payable by corporate shareholders. Distributions to residents of Virginia out of income earned by the Virginia Portfolio from Virginia municipal securities or obligations of the United States or any au-thority, commission or instrumentality of the United States are exempt from Virginia individual, estate, trust, or corporate income tax. Dividends paid by the Florida Portfolio to individual Florida shareholders will not be subject to Florida income tax, which is imposed only on corporations. However, Florida currently imposes an "intangible tax" at the rate of $2.00 per $1,000 taxable value of certain securities, such as shares of the Portfolio, and other intan-gible assets owned by Florida residents. U.S. Government securities and Flor-ida municipal securities are exempt from this intangible tax. It is antici-pated that the Florida Portfolio shares will qualify for exemption from the Florida intangible tax. In order to so qualify, the Florida Portfolio must, among other things, have its entire portfolio invested in U.S. Government se-curities and Florida municipal securities on December 31 of any year. Exempt-interest dividends paid by the Florida Portfolio to corporate shareholders will be subject to Florida corporate income tax. Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to you as ordinary income and distributions of long-term capital gains, if any, are taxable as long-term capital gains irrespective of the length of time you may have held your shares. Distributions of short and long-term capital gains, if any, are normally made near year-end. Each year shortly after December 31, the Funds will send you tax information stating the amount and type of all its distributions for the year just ended.

  THE ADVISER. Each Fund retains Alliance Capital Management L. P., 1345 Ave-nue of the Americas, New York, NY 10105 under separate Advisory Agreements to provide investment advice and, in general, to supervise its management and investment program, subject to the general control of the Trustees of each Fund. For the fiscal year ended June 30, 1995, ACR, AMR, AGR, ATR, AMT-General, AMT-NY, AMT-CA, AMT-CT and AMT-NJ each paid the Adviser an advisory fee at an annual rate of .46, .49, .46, .38, .50, .42, .50, .19 and
 .05 of 1%, respectively, of the average daily value of the respective Portfo-lio's net assets. For the period ended June 30, 1995, the Adviser waived the advisory fee for AMT-VA. AMT-FL pays an advisory fee at an annual rate of .50 of 1% of up to $1.25 billion of the average daily value of its net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 bil-lion of such assets, .47 of 1% of the next $.25 billion of such assets, .46 of 1% of the next $1 billion of such assets and .45 of 1% of its average daily net assets in excess of $3 billion. The fee is accrued daily and paid monthly.

  Under a Distribution Services Agreement (the "Agreement"), each Fund pays the Adviser at a maximum annual rate of .25 of 1% of the Fund's aggregate av-erage daily net assets. For the fiscal year ended June 30, 1995, ACR, AMR, AGR, AMT-General, AMT-NY, AMT-CA, AMT-CT, AMT-NJ and AMT-VA each paid the Ad-viser a distribution services fee at an annual rate of .25, .21, .23, .24,
 .15, .17, .15, .15 and .15 of 1%, respectively, of the average daily value of the net assets of each Portfolio. For the period June 30, 1995, the Adviser waived the distribution fee for ATR. AMT-FL did not commence operations until after June 30, 1995. Substantially all such monies (together with significant amounts from the Adviser's own resources) are paid by the Adviser to broker-dealers and other financial intermediaries for their distribution assistance and to banks and other depository institutions for administrative and account-ing services provided to the Funds, with any remaining amounts being used to partially defray other expenses incurred by the Adviser in distributing the Funds' shares. The Funds believe that the administrative services provided by depository institutions are permissible activities under present banking laws and regulations and will take appropriate actions (which should not adversely affect the Funds or their shareholders) in the future to maintain such legal conformity should any changes in, or interpretations of, such laws or regula-tions occur.

  The Adviser will reimburse each Fund to the extent that aggregate operating expenses of that Fund (including the Adviser's fee and expenses incurred under the Agreement) exceed 1% of its average daily net assets for any fiscal year.

  CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Com-pany, P.O. Box 1912, Boston, MA 02105, is the Funds' Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520 and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Funds' Transfer Agent and Distributor, respectively.

  FUND ORGANIZATION. AGR and ATR are series of Alliance Government Reserves which is a diversified open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in October 1984, having previously been a Maryland corporation since its forma-tion in December 1978. ACR and AMR are series of Alliance Capital Reserves, a diversified open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in October 1984, having previously been a Maryland corporation since its formation in April 1978. AMT-General is a diversified, and AMT-NY, AMT-CA, AMT-CT, AMT-NJ, AMT-VA and AMT-FL are non-diversified series of Alliance Municipal Trust, which is also an open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in April 1985, having previously been a Maryland corporation since its formation in January 1983. Each such investment company is organized as a Massachusetts business trust. Each Fund's activities are supervised by its Trustees. Normal-ly, shares of each series of Alliance Municipal Trust, Alliance Government Re-serves and Alliance Capital Reserves are entitled to one vote per share, and vote as a single series, on matters that affect each series in substantially the same manner. Massachusetts law does not require annual meetings of share-holders and it is anticipated that shareholder meetings will be held only when required by Federal law. Shareholders have available certain procedures for the removal of Trustees.

  REPORTS. You receive semi-annual and annual reports for your Fund as well as a monthly summary of your account. You can arrange for a copy of each of your account statements to be sent to other parties.

  Since this prospectus sets forth information about all the Funds, it is the-oretically possible that a Fund might be liable for any materially inaccurate or incomplete disclosure in this prospectus concerning another Fund. Based on the advice of counsel, however, the Funds believe that the potential liability of each Fund with respect to the disclosure in this prospectus extends only to the disclosure relating to that Fund.